Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of key underlying assumptions

The following are the key underlying assumptions that were used:

	December 31, 2017	January 24, 2018	June 30, 2018
Dividend yield (%)	0	0	0
Expected volatility (%)	36.9	37.9	42.4
Risk free interest rate (%)	1.74	1.75	2.11
Strike price	1.00	1.00	1.00
Series B Preferred Stock price	1.13	1.10	0.83
Probability of if-converted scenario (%)	90	90	90
Probability assumed liquidation scenario (%)	10	10	10
Expected term of Option (years)	1.0	0.9	0.5
Option’s fair value per share	$0.33	$0.30	$0.13

The following are the key underlying assumptions that were used:

Option Value:

	December 22, 2017	December 31, 2017
Dividend yield (%)	0	0
Expected volatility (%)	36.9	36.9
Risk free interest rate (%)	1.72	1.74
Strike price	1.00	1.00
Series B Preferred Stock price	1.24	1.13
Probability of if-converted scenario (%)	90	90
Probability assumed liquidation scenario (%)	10	10
Expected term of Option (years)	1.0	1.0

Schedule of mezzanine financing

The table below summarizes the change in the mezzanine financing during the year ended December 31, 2017:

December 31, 2017

Opening balance	$—
Proceeds from issuance of Series B Shares	1,500
Recognition of written call Option as a discount of Series B Shares	(1,500)
Amortization of discount	84
Accretion of cumulative dividend	3

Closing balance	$87

Schedule of stock options

A summary of stock option transactions under these plans during the six months ended June 30, 2018 are as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Term (in years)	Aggregate Intrinsic Value (*)
Outstanding at January 1, 2018	79,890	$94.51	4.1	$—
Granted/vested	147,088	$0.98	9.8	$—
Exercised	—	—	—	—
Expired/cancelled	(147,088)	—	—	—
Outstanding at June 30, 2018	79,890	$33.90	7.8	$—
Exercisable at June 30, 2018	79,890	$33.90	7.8	$—

(*)	The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of the second quarter of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2018. This amount is impacted by the changes in the fair value of the Company’s shares.

A summary of stock option transactions under the Non-Employee Director Stock Option Plan and the 2005 Equity Plan during the years ended December 31, 2017 and 2016 were as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	150,138	67.99
Granted	—	—
Exercised	—	—
Expired/cancelled	(15,988)	82.26
Outstanding at December 31, 2016	134,150	$85.22
Granted	—	—
Exercised	—	—
Expired/cancelled	(133,150)	91.43
Outstanding at December 31, 2017	1,000	$75.00
Exercisable at December 31, 2017	800	$75.00

Schedule of nonvested restricted stock

A summary of non-vested restricted stock during the years ended December 31, 2017 and 2016, were as follows:

	Shares of restricted stock	Weighted Average Grant-Date Fair Value
Non-vested at December 31, 2015	258,572	10.57
Granted	—	—
Vested/cancelled	(129,211)	10.04
Non-vested at December 31, 2016	129,361	11.11
Granted	—	—
Vested/cancelled	(122,861)	14.69
Non-vested at December 31, 2017	6,500	9.25

Schedule of reflects the components of the Option to purchase Redeemable Convertible B Preferred Stock

The following tabular presentation reflects the activity in the Option to purchase Redeemable Convertible B Preferred Stock during the six months ended June 30, 2018 -

Fair value of Option to purchase Redeemable Convertible B Preferred Stock
(Unaudited)

Opening balance, January 1, 2018	$4,390
Partial exercise of series B redeemable convertible preferred stock written call option	(677)
Revaluation of option to purchase redeemable convertible B preferred stock	(2,295)

Closing balance, June 30, 2018	$1,418

Activity in the account redeemable convertible preferred stock Series B for the six months ended June 30, 2018, is outlined in the below table -

June 30, 2018
Unaudited

Opening balance, January 1, 2018	$87
Proceeds from issuance of Series B Shares	2,225
Accretion of Series B Preferred Stock to redemption value	1,968
Partial exercise of Series B Preferred Stock written call option on the second date	677
Conversion of Series B Preferred Stock into Common Stock	(2,553)
Dividend on Series B Preferred Stock	141

Closing balance, June 30, 2018	$2,545